================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                  Date of fiscal year end: December 31, 2007

          Date of reporting period: January 1, 2007 - March 31, 2007

================================================================================

Item 1. Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares  Security Description                                          Value
 ------  --------------------                                          -----
Common Stock - 97.6%
Business Services - 9.1%
   8,640 DealerTrack Holdings, Inc. (a)                              $  265,421
  25,585 Double-Take Software, Inc. (a)                                 345,653
   4,540 Equinix, Inc. (a)                                              388,760
   5,950 Huron Consulting Group, Inc. (a)                               361,998
   9,695 Omnicell, Inc. (a)                                             202,820
   3,590 Priceline.com, Inc. (a)                                        191,203
   3,385 SYKES Enterprises, Inc. (a)                                     61,742
  17,315 Taleo Corp., Class A (a)                                       287,083
   9,990 Valueclick, Inc. (a)                                           261,039
                                                                     ----------
                                                                      2,365,719
                                                                     ----------
Consumer Discretionary - 6.0%
  11,215 Bally Technologies, Inc. (a)                                   264,450
  12,145 Callaway Golf Co.                                              191,405
   6,101 Capella Education Co. (a)                                      204,628
   2,265 Green Mountain Coffee Roasters, Inc. (a)                       142,808
  12,670 Interface, Inc., Class A                                       202,593
   9,570 Maidenform Brands, Inc. (a)                                    220,780
   4,820 McCormick & Schmick's Seafood Restaurants, Inc. (a)            129,224
  16,655 Multimedia Games, Inc. (a)                                     198,195
                                                                     ----------
                                                                      1,554,083
                                                                     ----------
Consumer Other - 8.5%
   3,340 Buffalo Wild Wings, Inc. (a)                                   212,758
   1,845 Chipotle Mexican Grill, Inc., Class A (a)                      114,574
   5,260 CROCS, Inc. (a)                                                248,535
   5,520 Deckers Outdoor Corp. (a)                                      392,030
   3,910 THQ, Inc. (a)                                                  133,683
  26,005 Town Sports International Holdings, Inc. (a)                   566,909
  13,495 WMS Industries, Inc. (a)                                       529,544
                                                                     ----------
                                                                      2,198,033
                                                                     ----------
Consumer Retail - 6.6%
   2,265 Bon-Ton Stores, Inc.                                           127,384
   3,445 Christopher & Banks Corp.                                       67,074
   3,405 Coldwater Creek, Inc. (a)                                       69,053
   4,735 Fossil, Inc. (a)                                               125,335
   2,685 J Crew Group, Inc. (a)                                         107,857
  10,660 Morgans Hotel Group Co. (a)                                    223,967
  18,100 99 Cents Only Stores (a)                                       266,613
  11,688 SunOpta, Inc. (a)                                              139,087
  14,940 Zumiez, Inc. (a)                                               599,393
                                                                     ----------
                                                                      1,725,763
                                                                     ----------
Energy - 6.0%
   6,800 Arena Resources, Inc. (a)                                      340,816
   4,455 Atwood Oceanics, Inc. (a)                                      261,464
  10,355 Carrizo Oil & Gas, Inc. (a)                                    362,011
   2,220 Dawson Geophysical Co. (a)                                     109,957
   5,035 GMX Resources, Inc. (a)                                        154,725
   7,585 Hercules Offshore, Inc. (a)                                    199,182
   2,040 Itron, Inc. (a)                                                132,682
                                                                     ----------
                                                                      1,560,837
                                                                     ----------

 Shares  Security Description                                           Value
 ------  --------------------                                           -----
Financials - 0.5%
   2,085 GFI Group, Inc. (a)                                            141,717
                                                                      ---------
Health-Care Services - 16.4%
   9,685 Affymetrix, Inc. (a)                                           291,228
   1,500 Alexion Pharmaceuticals, Inc. (a)                               64,860
  14,590 Cubist Pharmaceuticals, Inc. (a)                               322,001
  11,820 Cynosure, Inc., Class A (a)                                    341,007
   9,225 HMS Holdings Corp. (a)                                         202,027
  12,115 Healthspring, Inc. (a)                                         285,308
  11,245 Hologic, Inc. (a)                                              648,162
   7,200 inVentiv Health, Inc. (a)                                      275,688
   7,705 LHC Group, Inc. (a)                                            249,873
   8,100 Micrus Endovascular Corp. (a)                                  193,104
  11,545 Natus Medical, Inc. (a)                                        205,155
  10,490 NxStage Medical, Inc. (a)                                      139,727
  10,884 Psychiatric Solutions, Inc. (a)                                438,734
  35,175 Sonus Networks, Inc. (a)                                       283,862
   6,550 Thoratec Corp. (a)                                             136,895
   9,270 Trizetto Group (a)                                             185,493
                                                                      ---------
                                                                      4,263,124
                                                                      ---------
Industrials - 15.1%
   8,915 Aerovironment, Inc. (a)                                        203,797
   7,739 Atheros Communications, Inc. (a)                               185,194
   3,990 BE Aerospace, Inc. (a)                                         126,483
   6,625 CF Industries Holdings, Inc.                                   255,394
   6,990 Fuel Systems Solutions, Inc. (a)                               129,455
   7,725 Fuel Tech, Inc. NV (a)                                         190,421
   4,395 Haynes International, Inc. (a)                                 320,527
  15,045 Houston Wire & Cable Co. (a)                                   421,561
   5,490 Lindsay Corp.                                                  174,527
   4,145 RBC Bearings, Inc. (a)                                         138,567
  18,305 Silicon Motion Technology Corp., ADR (a)                       412,229
   3,160 Sunpower Corp., Class A (a)                                    143,780
  14,875 Terra Industries, Inc. (a)                                     260,312
   4,325 Tessera Technologies, Inc. (a)                                 171,876
  10,570 Titan International, Inc.                                      267,738
   7,180 TransDigm Group, Inc. (a)                                      261,208
   6,525 VistaPrint, Ltd. (a)                                           249,908
                                                                      ---------
                                                                      3,912,977
                                                                      ---------
Materials - 1.3%
   6,930 Brush Engineered Materials, Inc. (a)                           335,897
                                                                      ---------
Products/Pharmaceuticals - 4.8%
   3,940 Inverness Medical Innovations, Inc. (a)                        172,493
  10,670 Kyphon, Inc. (a)                                               481,644
   5,540 NuVasive, Inc. (a)                                             131,575
   7,280 Salix Pharmaceuticals, Ltd. (a)                                 91,728
  10,460 Volcano Corp. (a)                                              188,385
   7,120 Zoll Medical Corp. (a)                                         189,748
                                                                      ---------
                                                                      1,255,573
                                                                      ---------
Technology - 23.3%
   7,435 Aircastle, Ltd.                                                263,050
  20,070 Anadigics, Inc. (a)                                            237,227

  Shares    Security Description                                       Value
  ------    --------------------                                       -----
     11,910 Aspen Technology, Inc. (a)                                  154,830
      8,025 Blackboard, Inc. (a)                                        269,881
      5,470 Cogent Communications Group, Inc. (a)                       129,256
      4,660 CommScope, Inc. (a)                                         199,914
     25,080 FalconStor Software, Inc. (a)                               261,334
     12,375 FEI Co. (a)                                                 446,242
     11,280 Formfactor, Inc. (a)                                        504,780
      6,125 FTI Consulting, Inc. (a)                                    205,739
     18,490 Harmonic, Inc. (a)                                          181,572
     19,720 Lightbridge, Inc. (a)                                       346,480
      9,585 Nextest Systems Corp. (a)                                   134,190
     23,575 Novatel Wireless, Inc. (a)                                  378,143
      9,860 Omniture, Inc. (a)                                          179,748
     16,545 OpNext, Inc. (a)                                            244,701
     19,995 Orbcomm, Inc. (a)                                           254,936
     13,745 PAETEC Holding Corp. (a)                                    144,048
     29,305 Sapient Corp. (a)                                           201,032
      4,635 SAVVIS, Inc. (a)                                            221,924
      6,465 Sigma Designs, Inc. (a)                                     169,771
     36,050 SkillSoft plc, ADR (a)                                      301,378
      4,605 Stratasys, Inc. (a)                                         196,726
     11,205 Trident Microsystems, Inc. (a)                              224,772
     11,905 Ultra Clean Holdings (a)                                    205,956
                                                                    -----------
                                                                      6,057,630
                                                                    -----------
Total Common Stock (Cost $23,835,278)                                25,371,353
                                                                    -----------
Short-Term Investments - 2.3%

 Principal
 ---------
Money Market Deposit Account - 0.5%
  $ 120,801 Citibank Money Market Deposit Account, 4.99%
            (Cost $120,801)                                             120,801
                                                                    -----------
  Shares
  ------
Money Market Fund - 1.8%
    481,958 Citi(SM) Institutional Trust Liquid Reserves, Class A,
            5.25% (Cost $481,958)                                       481,958
                                                                    -----------
Total Short-Term Investments (Cost $602,759)                            602,759
                                                                    -----------
Total Investments - 99.9% (Cost $24,438,037)*                       $25,974,112
Other Assets and Liabilities, Net - 0.1%                                 25,141
                                                                    -----------
Total Net Assets - 100.0%                                           $25,999,253
                                                                    -----------
--------
ADR   American Depositary Receipt
(a)   Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

                         Gross Unrealized Appreciation              $1,806,082
                         Gross Unrealized Depreciation                (270,007)
                                                                    ----------
                         Net Unrealized Appreciation (Depreciation) $1,536,075
                                                                    ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)

 Shares  Security Description                                          Value
 ------  --------------------                                          -----
Common Stock - 96.3%

Consumer Discretionary - 2.0%
  12,300 Continental Airlines, Inc., Class B (a)                     $  447,597
                                                                     ----------
Consumer Staples - 3.8%
  23,700 Archer-Daniels-Midland Co.                                     869,790
                                                                     ----------
Energy - 24.4%
  18,700 ENSCO International, Inc.                                    1,017,280
  12,400 Helix Energy Solutions Group, Inc. (a)                         462,396
  14,183 JA Solar Holdings Co., Ltd. ADR (a)                            256,570
  18,000 Schlumberger, Ltd.                                           1,243,800
  19,800 Smith International, Inc.                                      951,390
   9,700 Todco (a)                                                      391,201
  14,900 Transocean, Inc. (a)                                         1,217,330
                                                                     ----------
                                                                      5,539,967
                                                                     ----------
Financial - 5.6%
   6,100 Merrill Lynch & Co., Inc.                                      498,187
   9,900 Morgan Stanley                                                 779,724
                                                                     ----------
                                                                      1,277,911
                                                                     ----------
Health Care - 31.5%
  19,300 Atherogenics, Inc. (a)                                          54,233
  10,200 Biogen Idec, Inc. (a)                                          452,676
   5,700 Cardinal Health, Inc.                                          415,815
   8,000 DaVita, Inc. (a)                                               426,560
  17,900 Elan Corp. plc ADR (a)                                         237,891
   8,900 Genzyme Corp. (a)                                              534,178
   7,600 Hologic, Inc. (a)                                              438,064
   3,600 Intuitive Surgical, Inc. (a)                                   437,652
   7,300 Invitrogen Corp. (a)                                           464,645
   9,500 Johnson & Johnson                                              572,470
  13,300 McKesson Corp.                                                 778,582
  13,800 Merck & Co., Inc.                                              609,546
  18,300 PerkinElmer, Inc.                                              443,226
  27,400 Pfizer, Inc.                                                   692,124
  11,400 Wyeth                                                          570,342
                                                                     ----------
                                                                      7,128,004
                                                                     ----------
Industrials - 4.3%
  10,800 Emerson Electric Co.                                           465,372
  11,000 Honeywell International, Inc.                                  506,660
                                                                     ----------
                                                                        972,032
                                                                     ----------
Information Technology - 19.1%
  37,300 Anadigics, Inc. (a)                                            440,886
   7,200 Apple, Inc. (a)                                                668,952
  30,800 Applied Materials, Inc.                                        564,256
  16,500 Cisco Systems, Inc. (a)                                        421,245
  26,300 Corning, Inc. (a)                                              598,062
   2,616 Google, Inc., Class A (a)                                    1,198,547
   7,200 MEMC Electronic Materials, Inc. (a)                            436,176
                                                                     ----------
                                                                      4,328,124
                                                                     ----------

  Shares    Security Description                                      Value
  ------    --------------------                                      -----
Materials - 3.3%
     11,200 Freeport-McMoRan Copper & Gold, Inc., Class B              741,328
                                                                   -----------
Telecommunications - 2.3%
      6,600 Focus Media Holding, Ltd. ADR (a)                          517,836
                                                                   -----------
Total Common Stock (Cost $19,579,327)                               21,822,589
                                                                   -----------

 Principal
 ---------
Money Market Deposit Account - 3.4%
  $ 765,983 Citibank Money Market Deposit Account, 4.99%
            (Cost $765,983)                                            765,983
                                                                   -----------
Total Investments - 99.7% (Cost $20,345,310)*                      $22,588,572
                                                                   -----------

                                                 Strike Expiration
Number of Contracts                              Price     Date
-------------------                              ------ ----------
Written Call Options - (0.2)%
        (38) Apple, Inc. (Premiums Received
             $53,085)                              80    04/25/07      (49,780)
                                                                   -----------
Other Assets & Liabilities, Net 0.5%                                   110,802
                                                                   -----------
NET ASSETS - 100.0%                                                $22,649,594
                                                                   ===========
--------
(a)   Non-income producing security.
ADR   American Depositary Receipt
plc   Public Limited Company
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $2,617,493
             Gross Unrealized Depreciation                (370,926)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $2,246,567
                                                        ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (Unaudited)


  Shares    Security Description                                      Value
  ------    --------------------                                      -----
Common Stock - 95.7%
Australia - 1.7%
    219,852 BHP Billiton, Ltd. ADR                                 $ 10,651,829
    125,700 BHP Billiton plc                                          2,802,678
                                                                   ------------
                                                                     13,454,507
                                                                   ------------
Austria - 1.5%
     46,683 Andritz AG                                               11,711,443
                                                                   ------------
Belgium - 2.4%
     67,444 KBC Groep NV                                              8,389,167
     68,516 Solvay SA, Class A                                       10,529,798
                                                                   ------------
                                                                     18,918,965
                                                                   ------------
Canada - 1.3%
    342,205 Methanex Corp. (CAD)                                      7,625,961
    113,006 Methanex Corp. (USD)                                      2,523,424
                                                                   ------------
                                                                     10,149,385
                                                                   ------------
Finland - 6.6%
    173,363 Cargotec Corp., Class B                                  10,470,565
    324,920 Konecranes Oyj                                           10,895,053
    182,359 Kone Oyj, Class B                                        10,419,470
    396,610 UPM-Kymmene Oyj                                          10,104,005
    324,993 YIT Oyj                                                  11,201,415
                                                                   ------------
                                                                     53,090,508
                                                                   ------------
France - 3.9%
     84,565 Christian Dior SA                                        10,280,429
    105,391 Compagnie de Saint-Gobain (a)                            10,301,863
    111,208 Imerys SA                                                10,325,237
                                                                   ------------
                                                                     30,907,529
                                                                   ------------
Germany - 1.3%
     80,750 Continental AG                                           10,435,849
                                                                   ------------
Ireland - 4.2%
    467,145 Bank of Ireland                                          10,078,675
    251,737 CRH plc                                                  10,754,858
  1,814,261 Greencore Group plc                                      11,149,022
     54,500 Smurfit Kappa Group plc (a)                               1,361,499
                                                                   ------------
                                                                     33,344,054
                                                                   ------------
Japan - 12.8%
    649,100 Asahi Breweries, Ltd.                                    10,411,160
        848 Central Japan Railway Co.                                 9,643,315
    954,720 Iino Kaiun Kaisha, Ltd.                                  10,192,538
    349,600 Kansai Electric Power Co., Inc.                          10,057,657
      1,323 KDDI Corp.                                               10,565,138
    340,700 Maruichi Steel Tube, Ltd.                                10,582,272
  1,325,000 Meiji Dairies Corp.                                      10,401,197
  1,315,000 Nippon Yusen KK                                          10,545,890
  2,730,000 Showa Denko KK                                           10,263,419
    299,100 Tokyo Electric Power Co., Inc.                           10,229,329
                                                                   ------------
                                                                    102,891,915
                                                                   ------------
Mexico - 1.2%
    294,923 Cemex SAB de CV ADR (a)                                   9,658,728
                                                                   ------------
Netherlands - 1.5%
    282,885 ABN Amro Holdings NV                                     12,176,280
                                                                   ------------
Norway - 4.8%
    604,404 Aker Seafoods ASA                                         3,589,653
    404,023 Austevoll Seafood ASA(a)                                  3,788,775
    843,950 Camillo Eitzen & Co. AS                                   8,886,169

  Shares    Security Description                                       Value
  ------    --------------------                                       -----
    736,125 DnB NOR ASA                                              10,390,985
    119,280 Eitzen Maritime Services ASA(a)                              43,173
    433,920 Yara International ASA                                   11,975,401
                                                                     ----------
                                                                     38,674,156
                                                                     ----------
Portugal - 1.3%
    784,841 Portugal Telecom SGPS SA                                 10,516,272
                                                                     ----------
South Africa - 5.4%
    357,473 Impala Platinum Holdings, Ltd.                           11,235,739
  3,044,319 Metorex, Ltd.                                             9,685,687
    694,130 Sappi, Ltd.                                              10,525,385
    349,870 Sasol, Ltd.                                              11,673,908
                                                                     ----------
                                                                     43,120,719
                                                                     ----------
South Korea - 3.6%
     13,296 Samsung Electronics Co., Ltd.                             7,956,007
      7,020 Samsung Electronics Co., Ltd. GDR (b)                     2,100,925
    146,384 Samsung SDI Co., Ltd.                                     9,350,479
     47,012 SK Telecom Co., Ltd.                                      9,568,487
                                                                     ----------
                                                                     28,975,898
                                                                     ----------
Spain - 1.3%
    429,588 Banco Bilboa Vizcaya Argentaria SA                       10,548,163
                                                                     ----------
Sweden - 2.1%
    115,160 Autoliv, Inc.                                             6,576,788
    444,902 Investor AB, Class B                                     10,576,370
                                                                     ----------
                                                                     17,153,158
                                                                     ----------
United Kingdom - 7.9%
    454,255 Barratt Developments plc                                  9,878,024
    341,800 Bellway plc                                              10,694,913
    861,938 Crest Nicholson plc                                      10,508,129
    890,794 George Wimpey plc                                        11,140,403
    947,515 Lloyds TSB Group plc                                     10,441,964
    376,180 Persimmon plc                                            10,408,523
                                                                     ----------
                                                                     63,071,956
                                                                     ----------
United States - 30.9%
    377,563 Adesa, Inc.                                              10,432,066
    412,536 Ameris Bancorp                                           10,098,881
    287,909 Ametek, Inc.                                              9,944,377
    381,028 Astoria Financial Corp.                                  10,131,535
    132,947 Capital One Financial Corp.                              10,032,181
    465,380 Central Parking Corp.                                    10,322,128
    169,774 Colony Bankcorp, Inc.                                     3,488,856
  1,295,781 Ford Motor Co.                                           10,223,712
    167,690 FPL Group, Inc.                                          10,257,597
    128,376 General Dynamics Corp.                                    9,807,926
      9,299 Idearc, Inc.                                                326,395
    333,978 International Bancshares Corp.                            9,909,127
    762,616 Mac-Gray Corp.(a)(c)                                     11,942,567
    107,641 Marathon Oil Corp.                                       10,638,160
    274,147 National City Corp.                                      10,211,976
    159,963 Praxair, Inc.                                            10,071,270
    300,848 South Financial Group, Inc.                               7,436,963
    387,554 Southwest Bancorp, Inc. / Stillwater OK                   9,956,262
    390,951 Sovereign Bancorp, Inc.                                   9,945,793
    249,201 Stewart Information Services Corp.                       10,414,110
    203,634 Toro Co.                                                 10,434,206

   Shares     Security Description                                   Value
   ------     --------------------                                   -----
      185,984 UnitedHealth Group, Inc.                            $  9,851,572
      275,457 Verizon Communications, Inc.                          10,445,329
      211,950 Webster Financial Corp.                               10,175,720
      129,984 WellPoint, Inc.(a)                                    10,541,702
      161,973 WESCO International, Inc.(a)                          10,168,665
                                                                  ------------
                                                                   247,209,076
                                                                  ------------
Total Common Stock (Cost $598,805,333)                             766,008,561
                                                                  ------------

  Principal
   Amount
  ---------
Short-Term Investments - 4.1%
Certificates of Deposit - 0.0%
  $    28,319 Middlesex Savings Bank, 4.75%, 5/25/07                    28,319
       27,822 Stoneham Savings Bank, 5.00%, 11/23/07                    27,822
                                                                  ------------
Total Certificates of Deposit (Cost $56,141)                            56,141
                                                                  ------------
Commercial Paper # - 4.1%
   32,695,000 General Electric Capital Corp., 5.22%, 4/2/2007
              (cost $32,695,000)                                    32,695,000
                                                                  ------------
Money Market Deposit Account - 0.0%
      130,701 Citibank Money Market Deposit Account, 4.99%
              (Cost $130,701)                                          130,701
                                                                  ------------
Total Short-Term Investments (Cost $32,881,842)                     32,881,842
                                                                  ------------
Total Investments - 99.8%
              (Cost $631,687,175)*                                $798,890,403
Other Assets and Liabilities, Net - 0.2%                             1,726,557
                                                                  ------------
Net Assets - 100.0%                                               $800,616,960
                                                                  ============
--------
ADR   American Depositary Receipt.
GDR   Global Depositary Receipt.
#     Yields shown are annualized yields at time of purchase.
(a)   Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,100,925 or 0.3% of net assets.
(c)   Affiliated Company.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.
Transactions during the period with companies which are or were affiliates are as follows:

                Shares held as of    Gross      Gross    Shares held as of     Value,     Investment
Name of Issuer beginning of period Additions  Reductions   end of Period   March 31, 2007   Income
-------------- ------------------- ---------- ---------- ----------------- -------------- ----------
Mac-Gray Corp.       658,199       $1,569,387    $--          762,616       $11,942,567      $--

--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                       Gross Unrealized Appreciation              $172,571,542
                       Gross Unrealized Depreciation                (5,368,314)
                                                                  ------------
                       Net Unrealized Appreciation (Depreciation) $167,203,228
                                                                  ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WINSLOW GREEN GROWTH FUND
MARCH 31, 2007 (Unaudited)

  Shares    Security Description                                      Value
  ------    --------------------                                      -----
COMMON STOCK - 98.5%

Consumer Discretionary - 8.4%
    174,900 Answers Corp.(a)                                       $  2,261,457
    353,100 aQuantive, Inc.(a)                                        9,855,021
    350,000 Interface, Inc., Class A                                  5,596,500
                                                                   ------------
                                                                     17,712,978
                                                                   ------------
Consumer Staples - 20.9%
    240,000 Green Mountain Coffee Roasters, Inc.(a)                  15,132,000
    175,000 Nutri/System, Inc.(a)                                     9,171,750
    300,000 United Natural Foods, Inc.(a)                             9,192,000
    235,000 Whole Foods Market, Inc.                                 10,539,750
                                                                   ------------
                                                                     44,035,500
                                                                   ------------
Energy - 11.6%
  1,000,000 Canadian Hydro Developers, Inc.(a)                        5,460,000
    864,100 Clean Air Power, Ltd.(a)                                    612,174
    253,200 Covanta Holding Corp.(a)                                  5,615,976
    250,500 Infinity Bio-Energy, Ltd.(a)(b)                           1,365,225
  2,050,000 Nova Biosource Fuels, Inc.(a)                             5,637,500
    620,500 Protonex Technology Corp.(a)                              1,147,830
    875,000 Questair Technologies, Inc.(a)(b)                           972,892
  2,700,000 US Geothermal, Inc.(a)(c)                                 3,753,000
                                                                   ------------
                                                                     24,564,597
                                                                   ------------
Financials - 4.3%
    260,000 Bankrate, Inc.(a)                                         9,162,400
                                                                   ------------
Pharmaceuticals and Biotechnology - 9.3%
    404,845 Combinatorx, Inc. (a)                                     2,829,867
    850,000 Isis Pharmaceuticals, Inc.(a)                             7,879,500
  3,485,950 Unigene Laboratories, Inc.(a)                             7,878,247
     20,000 Usana Health Sciences, Inc. (a)                             937,400
                                                                   ------------
                                                                     19,525,014
                                                                   ------------
Health Care Equipment and Services - 16.9%
    425,000 Applera Corp., Celera Genomics Group(a)                   6,035,000
  1,039,400 Staar Surgical Co.(a)                                     5,727,094
    400,000 SurModics, Inc.(a)                                       14,400,000
  2,611,100 ThermoGenesis Corp.(a)                                    9,504,404
                                                                   ------------
                                                                     35,666,498
                                                                   ------------
Industrials - 15.2%
    123,600 Badger Meter, Inc.                                        3,281,580
    486,500 Fuel-Tech, Inc.(a)                                       11,992,225
    545,000 Metretek Technologies, Inc.(a)                            7,270,300
    501,500 WFI Industries, Ltd.                                      9,558,590
                                                                   ------------
                                                                     32,102,695
                                                                   ------------
Software and Services - 5.4%
    445,800 Callidus Software, Inc.(a)                                3,343,500
  2,000,000 VA Software Corp.(a)                                      8,060,000
                                                                   ------------
                                                                     11,403,500
                                                                   ------------
Telecommunications Services - 6.5%
    316,375 Occam Networks, Inc.(a)                                   3,533,908
    800,000 Orbcomm, Inc.(a)                                         10,200,000
                                                                   ------------
                                                                     13,733,908
                                                                   ------------
Total Common Stock (Cost $185,048,463)                              207,907,090
                                                                   ------------
Warrants - 0.1%
    328,000 Infinity Bio-Energy, Ltd., Expires 05/23/10                 223,040
    615,000 Nova Biosource Fuels, Inc., Expires 12/20/2011               18,450
    100,000 Quantum Fuel Systems Technologies Worldwide, Inc.,
            Expires 12/31/49                                                 --
                                                                   ------------
Total Warrants (Cost $164,000)                                          241,490
                                                                   ------------
Short-Term Investment - 2.2%

 Principal
 ---------
Money Market Deposit Account - 0.2%
    441,905 Citibank Money Market Deposit Account, 4.99%
            (Cost $441,905)                                             441,905
                                                                   ------------

 Shares
 ------
Money Market Fund - 2.0%
4,279,535 Pax World Money Market Fund, 4.92%
          (Cost $4,279,535)                                          4,279,535
                                                                  ------------
Total Short-Term Investments (Cost $4,721,440)                       4,721,440
                                                                  ------------
Total Investments in Securities - 100.8%
          (Cost $189,933,903)                                     $212,870,020
                                                                  ------------
Written Call Options - (0.2)%

Security                                                Contracts
--------                                                ---------
BankRate, Inc.
   Expiration August, 2007, Exercise Price $55.00           500        (12,500)
Isis Pharmaceuticals, Inc
   Expiration July, 2007, Exercise Price $12.50             100         (5,000)
Nutri/System, Inc.
   Expiration June, 2007, Exercise Price $60.00           1,750       (332,500)
United Natural Foods, Inc.
   Expiration May, 2007, Exercise Price $40.00              536         (2,680)
Whole Foods Market, Inc.
   Expiration August, 2007, Exercise Price $60.00         2,350        (74,025)
                                                                  ------------
Total Written Call Options -                                          (426,705)
                                                                  ------------
(Premiums received $629,309)
Other Assets and Liabilities, Net - (0.6)%                          (1,309,365)
                                                                  ------------
NET ASSETS - 100.0%                                               $211,133,950
                                                                  ============
--------
(a)   Non-income producing security.
(b) Restricted Security not registered under the Securities Act of 1933 other than Rule 144A securities.

   At the end of the period, the value of these securities amounted to $2,338,117 or 1.1.% of net assets.

         Security              Acquisition Date     Acquisition Cost Acquisition Value per Unit
         --------           ----------------------- ---------------- --------------------------
 Infinity Bio-Energy, Ltd.         5/16/2006           $  820,000              $5.000
 Infinity Bio-Energy, Ltd.  10/18/2006 & 10/19/2006       460,180               5.300
Questair Technologies, Inc.        5/19/2006            1,057,049               1.208

--------
(c)   Affiliated Company

   An affiliated company is a compnay in which the Fund has ownership of at least 5% of the voting securities.

Transactions during the period with companies which are or were affiliates are as follows:

                     Shares held as of    Gross     Gross    Shares held at Investment
Name of Issuer      beginning of period Additions Reductions end of period    Income
--------------      ------------------- --------- ---------- -------------- ----------
US Geothermal, Inc.      2,700,000         $0         $0       2,700,000        $0

--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 36,287,642
            Gross Unrealized Depreciation               (13,148,921)
                                                       ------------
            Net Unrealized Appreciation (Depreciation) $ 23,138,721
                                                       ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      ---------------------------------------
      Simon D. Collier,
      President & Principal Executive Officer

Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      ---------------------------------------
      Simon D. Collier,
      President & Principal Executive Officer

Date: May 25, 2007

By:   /s/ Trudance L.C. Bakke
      ---------------------------------------
      Trudance L.C. Bakke,
      Principal Financial Officer

Date: May 25, 2007